Form N-1A Cover	Apr. 30, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BNY Mellon U.S. Mortgage Fund, Inc.
Entity Central Index Key	0000762156
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2024
Prospectus Date	Aug. 30, 2024